SEGMENT INFORMATION - Capital Expenditures by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Capital expenditures	$ 15,014	$ 93,584	$ 23,401
Operating Segments | Dotdash Meredith
Segment Reporting Information [Line Items]
Capital expenditures	14,293	10,370	12,885
Operating Segments | Care.com
Segment Reporting Information [Line Items]
Capital expenditures	510	2,039	9,911
Operating Segments | Search
Segment Reporting Information [Line Items]
Capital expenditures	0	0	17
Operating Segments | Emerging & Other
Segment Reporting Information [Line Items]
Capital expenditures	0	7	198
Corporate
Segment Reporting Information [Line Items]
Capital expenditures	$ 211	$ 81,168	$ 390